Financial Income and Expenses - Summary of Financial Income and Expenses (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost of sales [member]
Disclosure of detailed information about finance income expense [line items]
Net loss from derivatives hedging operating assets and liabilities	kr 128	kr 451	kr 234